Corporate information	12 Months Ended
Dec. 31, 2017
Corporate information
Corporate information

1.Corporate information

Nokia Oyj, a public limited liability company incorporated and domiciled in Helsinki, Finland, is the parent company (“Parent Company” or “Parent”) for all its subsidiaries (“Nokia” or “the Group”). The Group’s operational headquarters are located in Espoo, Finland. The Group is listed on the Nasdaq Helsinki stock exchange, the New York stock exchange and the Euronext Paris stock exchange. The Group is a leading global provider of mobile and fixed network infrastructure combining hardware, software and services, as well as advanced technologies and licensing that connect people and things.

On March 22, 2018 the Board of Directors authorized the financial statements for 2017 for issuance and filing.